CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net revenue	$ 100,799	$ 64,265	$ 231,491	$ 186,336	$ 260,981	$ 193,449	$ 198,508
Cost of goods sold	22,964	19,131	61,799	55,557	75,948	68,808	61,220
Gross profit	77,835	45,134	169,692	130,779	185,033	124,641	137,288
Operating expenses:
Selling, general and administrative	51,146	49,475	150,261	147,325	199,693	161,961	133,717
Research and development	3,709	3,924	13,787	11,159	14,799	10,742	9,065
Write-off of deferred offering costs					0	3,494
Total operating expenses	54,855	53,399	164,048	158,484	214,492	176,197	142,782
Income (loss) from operations	22,980	(8,265)	5,644	(27,705)	(29,459)	(51,556)	(5,494)
Other expense, net:
Interest expense, net	(2,969)	(2,427)	(8,391)	(6,392)	(8,996)	(10,789)	(8,010)
Change in fair value of warrants						(469)	(1,037)
Loss on the extinguishment of debt				(1,862)	(1,862)	(2,095)
Gain on settlement of deferred acquisition consideration	951		2,246
Other income (expense), net	44	(1)	90	11	13	162	(9)
Total other expense, net	(1,974)	(2,428)	(6,055)	(8,243)	(10,845)	(13,191)	(9,056)
Net income (loss) before income taxes	21,006	(10,693)	(411)	(35,948)	(40,304)	(64,747)	(14,550)
Income tax (expense) benefit	(72)	(48)	(134)	(108)	(150)	(84)	7,025
Net income (loss)	20,934	(10,741)	(545)	(36,056)	(40,454)	(64,831)	(7,525)
Net income attributable to non-controlling interest in affiliates							863
Net loss attributable to Organogenesis Holdings Inc.			(545)		(40,454)	(64,831)	(8,388)
Accretion of redeemable common shares							(423)
Non-cash deemed dividend to warrant holders		(645)		(645)	(645)
Net loss attributed to Organogenesis Holdings Inc. common shareholders	$ 20,934	$ (11,386)	$ (545)	$ (36,701)	$ (41,099)	$ (64,831)	$ (8,811)
Net loss per share attributable to Organogenesis Holdings Inc. common shareholders—basic and diluted					$ (0.44)	$ (0.94)	$ (0.14)
Weighted average common shares outstanding—basic and diluted					92,840,401	69,318,456	63,876,767
Net income (loss) attributed to common shareholders, per share:
Basic	$ 0.20	$ (0.12)	$ (0.01)	$ (0.40)
Diluted	$ 0.19	$ (0.12)	$ (0.01)	$ (0.40)
Weighted-average common shares outstanding—basic and diluted
Basic	105,040,035	92,276,858	104,748,297	91,182,233
Diluted	108,489,768	92,276,858	104,748,297	91,182,233